Income Taxes - Narrative (Details) - USD ($)		12 Months Ended
	Jul. 07, 2017	Aug. 26, 2017	Aug. 27, 2016	Aug. 29, 2015
Entity Information [Line Items]
DTA NOL, federal		$ 9,800,000
DTA NOL, state		8,400,000
Unremitted earnings		12,100,000
Valuation allowance on deferred tax asset		3,905,000
Unrecognized tax benefits		0	$ 0	$ 0
Accrued interest or penalties		0	0
(Predecessor)
Entity Information [Line Items]
Valuation allowance on deferred tax asset			3,891,000
Unrecognized tax benefits			0	$ 0
Domestic Tax Authority
Entity Information [Line Items]
Operating loss carryforwards		48,700,000	22,100,000
State and Local Jurisdiction
Entity Information [Line Items]
Operating loss carryforwards		52,100,000	29,500,000
Valuation allowance on deferred tax asset			300,000
Foreign Tax Authority
Entity Information [Line Items]
Operating loss carryforwards		$ 13,700,000	13,700,000
Valuation allowance on deferred tax asset			$ 3,600,000
Acquisition of Atkins
Entity Information [Line Items]
TRA contingent payment (up to)	$ 100,000,000
Percent of alternative minimum tax credit carryforwards		75.00%
Alternative minimum tax credit carryforwards (up to)		$ 7,600,000
Contingent payments	$ 25,675,000
Percent of the value of the recorded tax attributes		100.00%
Percent of the deemed benefits		100.00%
Tax savings rate		37.00%
Imputed interest rate		10.00%
TRA payment period		90 days